PENSION PLANS (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
PENSION PLANS [Abstract]
PENSION PLANS
6. PENSION PLANS

The Company has two separate pension plans, the Ply Gem Group Pension Plan and the MW Manufacturers, Inc. Retirement Plan.

The Company's net periodic expense for the combined pension plans for the periods indicated consists of the following components:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Service cost	$-	$27	$-	$81
Interest cost	467	493	1,401	1,479
Expected return on plan assets	(504)	(488)	(1,512)	(1,464)
Amortization of loss	200	77	600	231
Net periodic expense	$163	$109	$489	$327

5.   DEFINED BENEFIT PLANS

The Company has two pension plans, the Ply Gem Group Pension Plan (the "Ply Gem Plan") and the MW Manufacturers, Inc. Retirement Plan (the "MW Plan").  The plans are combined in the following discussion.

The table that follows provides a reconciliation of benefit obligations, plan assets, and funded status of the combined plans in the accompanying consolidated balance sheets at December 31, 2011 and 2010:

	December 31,	December 31,
(Amounts in thousands)	2011	2010

Change in projected benefit obligation
Benefit obligation at beginning of year	$38,066	$34,846
Service cost	98	92
Interest cost	1,931	2,014
Actuarial loss	4,138	2,717
Benefits and expenses paid	(1,833)	(1,603)
Projected benefit obligation at end of year	$42,400	$38,066

Change in plan assets
Fair value of plan assets at beginning of year	$26,929	$24,394
Actual return on plan assets	(680)	2,870
Employer and participant contributions	1,961	1,268
Benefits and expenses paid	(1,833)	(1,603)
Fair value of plan assets at end of year	$26,377	$26,929

Funded status and financial position:
Fair value of plan assets	$26,377	$26,929
Benefit obligation at end of year	42,400	38,066
Funded status	$(16,023)	$(11,137)

Amount recognized in the balance sheet consists of:
Current liability	$(2,577)	$(1,961)
Noncurrent liability	(13,446)	(9,176)
Liability recognized in the balance sheet	$(16,023)	$(11,137)

The accumulated benefit obligation for the combined plans was approximately $42.4 million and $38.1 million as of December 31, 2011 and December 31, 2010, respectively.

Accumulated Other Comprehensive Loss

Amounts recognized in accumulated other comprehensive loss at December 31, 2011 and December 31, 2010 consisted of the following:

(Amounts in thousands)	December 31,	December 31,
	2011	2010
Initial net asset (obligation)	$-	$-
Prior service credit (cost)	-	-
Net loss	14,365	7,788
Accumulated other comprehensive loss	$14,365	$7,788

These amounts do not include any amounts recognized in accumulated other comprehensive income related to the nonqualified Supplemental Executive Retirement Plan.

Actuarial Assumptions

Plan assets consist of cash and cash equivalents, fixed income mutual funds, equity mutual funds, as well as other investments.  The discount rate for the projected benefit obligation was chosen based upon rates of returns available for high-quality fixed-income securities as of the plan's measurement date.   The Company reviewed several bond indices, comparative data, and the plan's anticipated cash flows to determine a single discount rate which would approximate the rate in which the obligation could be effectively settled.  The expected long-term rate of return on assets is based on the Company's historical rate of return. The weighted average rate assumptions used in determining pension costs and the projected benefit obligation for the periods indicated are as follows:

	For the year ended December 31,
	2011	2010	2009

Discount rate for projected benefit obligation	4.50%	5.30%	5.95%
Discount rate for pension costs	5.30%	5.95%	6.35%
Expected long-term average return on plan assets	7.50%	7.50%	7.50%

Net Periodic Benefit Costs

The Company's net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Service cost	$98	$92	$177
Interest cost	1,931	2,014	2,000
Expected return on plan assets	(2,028)	(1,818)	(1,462)
Amortization of loss	269	203	502
Net periodic benefit expense	$270	$491	$1,217

Pension Assets

The weighted-average asset allocations at December 31, 2011 by asset category are as follows:

			Weighted Average
	Target	Actual allocation as of	Expected Long-Term
	Allocation	December 31, 2011	Rate of Return (1)
Asset Category
U.S. Large Cap Funds	25.0%	21.9%	2.0%
U.S. Mid Cap Funds	5.0%	7.9%	0.5%
U.S. Small Cap Funds	3.0%	3.1%	0.3%
International Equity	15.0%	15.2%	1.6%
Fixed income	45.0%	45.0%	2.3%
Other investments	7.0%	6.9%	0.6%
	100.0%	100.0%	7.3%

(1) The weighted average expected long-term rate of return by asset category is based on the Company's target allocation.

The weighted-average asset allocations at December 31, 2010 by asset category are as follows:

			Weighted Average
	Target	Actual allocation as of	Expected Long-Term
	Allocation	December 31, 2010	Rate of Return (1)
Asset Category
U.S. Large Cap Funds	25.0%	23.1%	2.0%
U.S. Mid Cap Funds	5.0%	8.6%	0.5%
U.S. Small Cap Funds	3.0%	3.4%	0.3%
International Equity	15.0%	15.5%	1.4%
Fixed income	45.0%	42.4%	2.3%
Other investments	7.0%	7.0%	0.6%
	100.0%	100.0%	7.1%

(1) The weighted average expected long-term rate of return by asset category is based on the Company's target allocation.

The Company has established formal investment policies for the assets associated with the Company's pension plans. Policy objectives include maximizing long-term return at acceptable risk levels, diversifying among asset classes, if appropriate, and among investment managers, as well as establishing relevant risk parameters within each asset class. Investment policies reflect the unique circumstances of the respective plans and include requirements designed to mitigate risk including quality and diversification standards. Asset allocation targets are based on periodic asset reviews and/or risk budgeting study results which help determine the appropriate investment strategies for acceptable risk levels. The investment policies permit variances from the targets within certain parameters.

Factors such as asset class allocations, long-term rates of return (actual and expected), and results of periodic asset liability modeling studies are considered when constructing the long-term rate of return assumption for the Company's pension plans. While historical rates of return play an important role in the analysis, the Company also considers data points from other external sources if there is a reasonable justification to do so.

The plan assets are invested to maximize returns without undue exposure to risk.  Risk is controlled by maintaining a portfolio of assets that is diversified across a variety of asset classes, investment styles and investment managers.  The plan's asset allocation policies are consistent with the established investment objectives and risk tolerances.  The asset allocation policies are developed by examining the historical relationships of risk and return among asset classes, and are designed to provide the highest probability of meeting or exceeding the return objectives at the lowest possible risk.  The weighted average expected long-term rate of return by asset category is based on the Company's target allocation.

The following table summarizes the Company's plan assets measured at fair value on a recurring basis (at least annually) as of December 31, 2011 and December 31, 2010:

(Amounts in thousands)	Fair value as of	Quoted Prices in Active	Significant Other	Significant
	December 31,	Markets for Identical	Observable Inputs	Unobservable Inputs
	2011	Assets (Level 1)	(Level 2)	(Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$5,793	$5,793	$-	$-
U.S. Mid Cap Funds	2,087	1,032	1,055	-
U.S. Small Cap Funds	812	393	419	-
International Funds	3,996	3,996	-	-
Fixed Income
Domestic Bond Funds (2)	11,863	1,317	10,546	-
Other Investments
Commodity Funds (3)	1,302	1,302	-	-
Cash & Equivalents	524	-	524	-
	$26,377	$13,833	$12,544	$-

(Amounts in thousands)	Fair value as of	Quoted Prices in Active	Significant Other	Significant
	December 31,	Markets for Identical	Observable Inputs	Unobservable Inputs
	2010	Assets (Level 1)	(Level 2)	(Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$6,228	$6,228	$-	$-
U.S. Mid Cap Funds	2,326	1,158	1,168	-
U.S. Small Cap Funds	908	423	485	-
International Funds	4,168	4,168	-	-
Fixed Income
Domestic Bond Funds (2)	11,415	1,315	10,100	-
Other Investments
Commodity Funds (3)	1,512	1,512	-	-
Cash & Equivalents	372	-	372	-
	$26,929	$14,804	$12,125	$-

(1) Equity securities are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.
(2) Domestic bonds are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.
(3) Commodity funds are comprised of two mutual funds which represent small market energy funds.

The Ply Gem Plan was frozen as of December 31, 1998, and no further increases in benefits may occur as a result of increases in service or compensation and no new participants can be added to the Plan.

The MW Plan was frozen for salaried participants as of October 31, 2004, and no further increases in benefits for salaried participants may occur as a result of increases in service or compensation.  The MW Plan was frozen for non-salaried participants during 2005.  No additional non-salaried participants may enter the plan, but increases in benefits as a result of increases in service or compensation will still occur.

Benefit Plan Contributions

The Company made cash contributions to the combined plans of approximately $2.0 million and $1.3 million for the years ended December 31, 2011 and 2010, respectively.  During fiscal year 2012, the Company expects to make cash contributions to the combined plans of approximately $2.6 million.

Benefit Plan Payments

The following table shows expected benefit payments for the next five fiscal years and the aggregate five years thereafter from the combined plans. These benefit payments consist of qualified defined benefit plan payments that are made from the respective plan trusts and do not represent an immediate cash outflow to the Company.

Fiscal Year	Expected Benefit Payments
(Amounts in thousands)

2012	$1,857
2013	1,922
2014	1,999
2015	2,080
2016	2,180
2017-2021	12,503

Other Retirement Plans

The Company also has an unfunded nonqualified Supplemental Executive Retirement Plan for certain employees.  The projected benefit obligation relating to this unfunded plan totaled approximately $354,000 and $331,000 at December 31, 2011 and 2010, respectively.  The Company has recorded this obligation in other long term liabilities in the consolidated balance sheets as of December 31, 2011 and 2010.  Pension expense for the plan was approximately $17,000 for the year ended December 31, 2011 and approximately $18,000 for each of the years ended December 31, 2010 and 2009.